Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	37,911,081
Proposed Maximum Offering Price per Unit	1.33
Maximum Aggregate Offering Price	$ 50,421,737.73
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,719.57
Offering Note

(1)

Consists of (i) 13,225,227 shares of common stock, par value $0.01 per share (the “Common Stock”), (ii) 5,241,410 shares of Common Stock issuable upon the automatic conversion of Series A convertible preferred stock, par value $0.01 per share, subject to stockholder approval pursuant to the applicable rules of the Nasdaq Stock Market, and (iii) 19,444,444 shares of Common Stock issuable upon the conversion, at the option of the holder, of convertible senior unsecured promissory notes due 2031, subject to stockholder approval pursuant to the applicable rules of the Nasdaq Stock Market. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also includes an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.

(2)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Capital Market on September 3, 2025.